INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Sales And Purchases From Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 2,278,915	$ 2,062,414	$ 6,806,746	$ 6,307,879
Other Unconsolidated Affiliates
Schedule of Equity Method Investments [Line Items]
Purchases		44,688	129,897	120,587
Other Unconsolidated Affiliates | Related Party
Schedule of Equity Method Investments [Line Items]
Revenues, net		$ 24,795	$ 96,076	$ 81,446